Property and Equipment (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment (Textual)
Depreciation	$ 55,302	$ 44,150	$ 158,502	$ 128,086	$ 178,178	$ 157,790